UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05968

John Hancock Municipal Securities Trust (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

This report on Form N-CSR relates solely to two of the Registrant's semi-annual reports to shareholders for the period ended November 30, 2021. The first report applies to John Hancock High Yield Municipal Bond Fund and the second report applies to John Hancock Tax-Free Bond Fund.

Semiannual report
John Hancock
High Yield Municipal Bond Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
20	Financial statements
23	Financial highlights
27	Notes to financial statements
34	Evaluation of advisory and subadvisory agreements by the Board of Trustees
41	More information
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg High Yield Municipal Bond Index, formerly known as Bloomberg Barclays High Yield Municipal Bond Index, tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-21	as of 11-30-21	as of 11-30-21
Class A	3.27	4.63	4.50	-2.39	25.42	55.35	1.52	1.42	2.57
Class C	5.76	4.71	4.15	0.25	25.88	50.11	0.84	0.73	1.42
Class I1,2	7.85	5.69	5.03	1.83	31.90	63.29	1.72	1.72	2.91
Class R6[1,2]	7.75	5.68	5.02	1.72	31.82	63.19	1.76	1.75	2.97
Index 1††	9.50	7.77	6.88	2.57	45.37	94.48	—	—	—
Index 2††	1.97	4.38	3.90	0.56	23.91	46.65	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.02	1.77	0.77	0.74
Net (%)	0.89	1.64	0.74	0.72
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index 1 is the Bloomberg High Yield Municipal Bond Index; Index 2 is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	11-30-11	15,011	15,011	19,448	14,665
Class I1,2	11-30-11	16,329	16,329	19,448	14,665
Class R6[1,2]	11-30-11	16,319	16,319	19,448	14,665
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg High Yield Municipal Bond Index, formerly known as Bloomberg Barclays High Yield Municipal Bond Index, tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
The Bloomberg Municipal Bond Index, formerly known as Bloomberg Barclays Municipal Bond Index, tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,016.30	$4.40	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%
Class C	Actual expenses/actual returns	1,000.00	1,012.50	8.17	1.62%
	Hypothetical example	1,000.00	1,016.90	8.19	1.62%
Class I	Actual expenses/actual returns	1,000.00	1,018.30	3.64	0.72%
	Hypothetical example	1,000.00	1,021.50	3.65	0.72%
Class R6	Actual expenses/actual returns	1,000.00	1,017.20	3.49	0.69%
	Hypothetical example	1,000.00	1,021.60	3.50	0.69%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 94.6%				$168,390,345
(Cost $152,153,537)
Arizona 1.5%				2,648,533
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-51	500,000	553,073
Industrial Development Authority Education Revenue Refunding Facility American Leadership (A)	4.000	06-15-57	1,000,000	1,021,104
Maricopa County Industrial Development Authority Education Revenue Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	1,074,356
Arkansas 0.6%				1,103,699
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	1,000,000	1,103,699
California 5.9%				10,473,339
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	416,824
California Infrastructure & Economic Development Bank Revenue Senior WFCS Portfolio PJS, Series A1 (A)	5.000	01-01-56	250,000	281,435
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-46	100,000	114,789
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-56	700,000	799,784
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	449,476
CSCDA Community Improvement Authority California Essential Housing Revenue Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	519,779
CSCDA Community Improvement Authority California Essential Housing Revenue, Senior Pasadena Portfolio, Series A2 (A)	3.000	12-01-56	700,000	636,143
CSCDA Community Improvement Authority California Essential Housing Revenue, The Link Glendale, Series A2 (A)	4.000	07-01-56	400,000	413,843
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	665,000	671,796
Golden State Tobacco Securitization Corp. Series A-2	5.300	06-01-37	1,000,000	1,022,078
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,147,656
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	$831,425
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	861,364
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,814,736
Tobacco Securitization Authority of Northern California Tobacco Settlement Revenue (B)	3.654	06-01-60	2,000,000	492,211
Colorado 6.0%				10,674,827
Aerotropolis Regional Transportation Authority Special Revenue	4.375	12-01-52	1,000,000	1,017,101
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	1,139,389
Longs Peak Metropolitan District Colorado Limited Tax, GO (A)	5.250	12-01-51	1,000,000	1,001,918
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,127,582
Pueblo Urban Renewal Authority Tax Increment Revenue Evraz Project, Series A (A)	4.750	12-01-45	1,000,000	1,132,041
Rampart Range Metropolitan District No 5 Colorado Limited Tax Supported and Special Revenue	4.000	12-01-51	1,000,000	1,022,774
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,572,087
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	7.048	12-01-37	2,000,000	661,935
Connecticut 1.6%				2,770,199
Steelpointe Infrastructure Improvement District Connecticut Special Obligation Revenue Steelpointe Harbor Project (A)	4.000	04-01-51	1,630,000	1,696,768
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,073,431
District of Columbia 2.8%				4,948,645
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	1,139,721
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,808,924
Florida 5.4%				9,680,224
Celebration Pointe Community Development District No. 1 Alachua County (A)	5.000	05-01-48	500,000	550,133
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	552,351
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	$696,935
Escambia County Health Facilities Authority Health Care Facility Revenue, Series A	4.000	08-15-50	1,500,000	1,676,512
Florida Development Finance Corp. Educational Facilities Revenue Drs Kiran and Pallavi Patel 2017 (A)	4.000	07-01-51	250,000	266,385
Florida Development Finance Corp. Solid Waste Disposal Revenue USA Inc. Project, AMT	3.000	06-01-32	1,000,000	1,046,986
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	1,154,010
Palm Beach County Health Facilities Authority Revenue Refunding Toby and Leon Cooperman (D)	4.000	06-01-31	750,000	797,624
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,045,540
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	250,000	312,765
St. Johns County Industrial Development Authority Senior Living Revenue Vicars Landing Project, Series A	4.000	12-15-50	500,000	542,565
Village Community Development District No. 12 (A)	4.250	05-01-43	935,000	1,038,418
Georgia 2.0%				3,606,813
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	897,652
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,493,638
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,215,523
Illinois 9.3%				16,602,028
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,206,992
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	597,277
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,238,484
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,239,214
Illinois Finance Authority Learn Charter School Project	4.000	11-01-51	250,000	286,217
Illinois Finance Authority Learn Charter School Project	4.000	11-01-56	655,000	743,685
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,060,717
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	$818,359
Metropolitan Pier & Exposition Authority Illinois Revenue Refunding Mccormick Place Expansion, Series A (D)	4.000	06-15-52	1,500,000	1,693,064
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,531,832
Sales Tax Securitization Corp. Series A	4.000	01-01-39	1,500,000	1,762,662
State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,539,857
State of Illinois, GO	4.000	06-01-33	750,000	827,266
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,051,635
Village of Lincolnwood Il Tax Increment Allocation Revenue Note Certificates Participation North Lincoln Redevelopment Project Area, Series A (A)	4.820	01-01-41	1,000,000	1,004,767
Indiana 1.2%				2,092,803
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,146,441
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,000,000	946,362
Iowa 0.6%				1,075,962
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,075,962
Kansas 0.3%				550,934
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Meadowbrook TIF Project (D)	2.875	04-01-30	550,000	550,934
Kentucky 0.5%				834,258
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	834,258
Louisiana 1.8%				3,189,989
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	1,096,120
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,318,930
St. John Baptist Parish Marathon Oil Corp. Project, Series B-1	2.125	06-01-37	750,000	774,939
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland 1.4%				$2,524,566
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,061,842
Maryland Economic Development Corp. Special Obligation Port Covington Project	3.250	09-01-30	100,000	111,001
Maryland Economic Development Corp. Special Obligation Port Covington Project	4.000	09-01-50	200,000	225,949
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,125,774
Massachusetts 1.7%				2,937,913
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,132,206
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	810,002
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	995,705
Michigan 2.2%				3,946,152
City of Detroit, GO	5.500	04-01-50	1,000,000	1,237,032
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	531,098
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	1,097,294
Summit Academy North Michigan Public School Academy Revenue Refunding	4.000	11-01-41	1,000,000	1,080,728
Minnesota 2.0%				3,509,232
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	539,449
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	547,035
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,380,941
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,041,807
Missouri 1.2%				2,180,639
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,104,699
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	1,075,940
Montana 0.4%				661,794
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	661,794
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Nevada 0.3%				$511,244
City of Las Vegas Special Improvement District No. 816 Local Improvement Summerlin Village 22	3.125	06-01-46	500,000	511,244
New Hampshire 0.6%				1,051,133
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	521,133
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	1,000,000	530,000
New Jersey 3.1%				5,543,795
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,083,980
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	862,973
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	400,000	500,608
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	1,124,044
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	824,553
New Jersey Transportation Trust Fund Authority Transportation System, Series A (D)	4.000	06-15-42	1,000,000	1,147,637
New York 7.3%				13,076,603
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	282,509
Build NYC Resource Corp. New York Revenue Seton Education Partners Brilla Project (A)	4.000	11-01-51	750,000	835,677
Build NYC Resource Corp. New York Revenue Shefa School Project, Series A (A)	5.000	06-15-51	250,000	299,215
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.680	06-01-60	15,000,000	833,327
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	750,000	830,587
Nassau County Tobacco Settlement Corp. Series D (B)	6.716	06-01-60	12,000,000	946,998
New York Counties Tobacco Trust IV Series F (B)	7.179	06-01-60	17,000,000	1,133,040
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	928,126
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,111,474
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,130,908
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	$1,123,215
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,193,136
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	940,000	1,122,432
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	568,642
New York Transportation Development Corp. Special Facility Revenue American Airlines Inc., JFK, AMT	3.000	08-01-31	200,000	217,309
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	520,008
Ohio 4.0%				7,101,250
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,000,000	1,030,320
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	1,130,510
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-35	250,000	289,598
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-45	225,000	254,387
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,000,000	1,083,257
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	1,096,777
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	570,984
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	578,199
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,067,218
Oklahoma 0.3%				547,482
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	547,482
Oregon 0.6%				1,132,162
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,132,162
Pennsylvania 1.3%				2,396,721
Bucks County Industrial Development Authority Hospital Revenue Grand View Hospital Project	4.000	07-01-46	350,000	395,542
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,134,803
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Charter School Revenue Philadelphia Electrical	4.000	06-01-51	800,000	$866,376
Puerto Rico 5.6%				9,905,179
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (E)	7.000	07-01-43	1,250,000	1,256,250
Puerto Rico Electric Power Authority Series TT-RSA-1 (E)	5.000	07-01-24	765,000	751,613
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.275	07-01-26	1,343,000	1,011,964
Puerto Rico Public Buildings Authority Government Facilities, Series S-PSA (E)	6.000	07-01-41	500,000	556,250
Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities, Series U (E)	5.250	07-01-42	1,000,000	1,022,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	2.291	07-01-31	1,000,000	802,329
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	4.505	07-01-46	2,500,000	832,884
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,332,000	1,506,251
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,000,000	1,145,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	1,019,581
Rhode Island 1.6%				2,764,583
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,684,767
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,079,816
South Carolina 1.2%				2,113,892
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	1,078,093
South Carolina Jobs-Economic Development Authority Solid Waste Disposal Revenue, AMT (A)	6.500	06-01-51	1,000,000	1,035,799
Tennessee 2.7%				4,730,321
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue South Nashville Central (A)	4.000	06-01-51	500,000	514,344
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,215,977
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas 8.6%				$15,375,165
Board of Managers Joint Guadalupe County Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,071,737
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,107,642
City of Houston Airport System Revenue Special Facilities United Airlines, AMT	4.000	07-15-41	1,000,000	1,065,431
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,006,001
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	584,971
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	1,100,000	1,310,047
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	507,572
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,750
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,577,812
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	526,921
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living Revenue Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	1,001,365
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living Revenue Taxable Sanctuary LTC Project Series	6.500	01-01-31	1,000,000	998,372
Port Beaumont Navigation District Dock & Wharf Facility Revenue Jefferson Gulf Coast Energy, AMT (A)	2.875	01-01-41	500,000	493,565
Port Beaumont Navigation District Dock & Wharf Facility Revenue Jefferson Gulf Coast Energy, AMT (A)	3.000	01-01-50	500,000	488,823
San Antonio Education Facilities Corp. Revenue Higher Education Hallmark University Project, Series A	5.000	10-01-51	250,000	268,459
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,520,000	1,753,147
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,112,550
Utah 1.6%				2,925,840
Military Installation Development Authority Utah Tax Allocation Revenue Hotel Tax, Series A-1	4.000	06-01-52	1,220,000	1,212,652
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-52	1,000,000	1,136,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	$576,838
Vermont 0.4%				788,699
Vermont Economic Development Authority Wake Robin Corporation Project, Series A	5.000	05-01-47	710,000	788,699
Virginia 1.7%				3,007,827
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,114,373
James City County Economic Development Authority Residential Care Facility Revenue Windsormeade, Series A	4.000	06-01-47	660,000	711,235
Tobacco Settlement Financing Corp. Series D (B)	5.938	06-01-47	4,000,000	899,258
Virginia College Building Authority Educational Facilities Revenue Regent University Project	4.000	06-01-46	250,000	282,961
Washington 0.6%				1,003,055
Washington State Convention Center Public Facilities District Refunding Subordinated Lodging Tax, Series B	3.000	07-01-58	1,000,000	1,003,055
Wisconsin 4.7%				8,402,845
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,130,616
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,258,964
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,077,432
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,082,974
Public Finance Authority Wisconsin Revenue First Tier Mclemore Hotel (A)	4.500	06-01-56	1,000,000	1,012,114
Public Finance Authority Wisconsin Revenue, Series A1 (A)	5.000	01-01-56	200,000	222,666
Public Finance Authority Wisconsin Special Facility Revenue Senior Sky Harbor Capital LLC Aviation, AMT	4.250	07-01-54	1,000,000	1,047,872
Public Finance Authority Wisconsin Student Housing Revenue Senior University Hawaii Foundation Project Series	4.000	07-01-61	500,000	534,475
18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Wisconsin Student Housing Revenue University Hawaii Foundation Project Subordinated Series	5.250	07-01-61	250,000	$257,580

Wisconsin Health & Educational Facilities Authority Revenue Hope Christian School Obligation	4.000	12-01-56	750,000	778,152
Corporate bonds 0.3%				$502,863
(Cost $2,143,340)
Health care 0.3%				502,863
Health care providers and services 0.3%
Tower Health	4.451	02-01-50	566,000	502,863

	Yield (%)	Shares	Value
Short-term investments 6.7%			$12,039,496
(Cost $12,039,903)
Short-term funds 6.7%
John Hancock Collateral Trust (F)	0.0000(G)	1,203,336	12,039,496

Total investments (Cost $166,336,780) 101.6%			$180,932,704
Other assets and liabilities, net (1.6%)			(2,916,949)
Total net assets 100.0%			$178,015,755

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $37,934,185 or 21.3% of the fund’s net assets as of 11-30-21.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-21.
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $164,701,065. Net unrealized appreciation aggregated to $16,231,639, of which $17,072,407 related to gross unrealized appreciation and $840,768 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.1
Assured Guaranty Municipal Corp.	0.5
TOTAL	2.6
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $154,296,877)	$168,893,208
Affiliated investments, at value (Cost $12,039,903)	12,039,496
Total investments, at value (Cost $166,336,780)	180,932,704
Interest receivable	1,938,259
Receivable for fund shares sold	697,782
Receivable from affiliates	1,112
Other assets	43,548
Total assets	183,613,405
Liabilities
Distributions payable	17,953
Payable for investments purchased	1,012,030
Payable for delayed delivery securities purchased	4,150,740
Payable for fund shares repurchased	290,551
Payable to affiliates
Accounting and legal services fees	8,497
Transfer agent fees	5,998
Distribution and service fees	11,124
Trustees’ fees	148
Other liabilities and accrued expenses	100,609
Total liabilities	5,597,650
Net assets	$178,015,755
Net assets consist of
Paid-in capital	$159,950,380
Total distributable earnings (loss)	18,065,375
Net assets	$178,015,755

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($134,489,288 ÷ 16,255,612 shares)[1]	$8.27
Class C ($13,372,424 ÷ 1,616,203 shares)[1]	$8.27
Class I ($26,798,398 ÷ 3,233,964 shares)	$8.29
Class R6 ($3,355,645 ÷ 404,759 shares)	$8.29
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$3,329,050
Dividends from affiliated investments	975
Total investment income	3,330,025
Expenses
Investment management fees	458,702
Distribution and service fees	233,547
Accounting and legal services fees	14,297
Transfer agent fees	34,627
Trustees’ fees	1,299
Custodian fees	21,695
State registration fees	38,369
Printing and postage	10,800
Professional fees	25,689
Other	9,186
Total expenses	848,211
Less expense reductions	(81,936)
Net expenses	766,275
Net investment income	2,563,750
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,860,377
Affiliated investments	656
1,861,033
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,786,336)
Affiliated investments	(523)
(1,786,859)
Net realized and unrealized gain	74,174
Increase in net assets from operations	$2,637,924
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$2,563,750	$5,151,419
Net realized gain	1,861,033	2,746,139
Change in net unrealized appreciation (depreciation)	(1,786,859)	15,196,049
Increase in net assets resulting from operations	2,637,924	23,093,607
Distributions to shareholders
From earnings
Class A	(1,954,594)	(4,092,891)
Class B1	—	(6,140)
Class C	(156,027)	(468,259)
Class I	(321,826)	(516,238)
Class R6	(45,477)	(77,303)
Total distributions	(2,477,924)	(5,160,831)
From fund share transactions	20,581,827	(2,438,333)
Total increase	20,741,827	15,494,443
Net assets
Beginning of period	157,273,928	141,779,485
End of period	$178,015,755	$157,273,928

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
22	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$8.26	$7.32	$8.06	$7.93	$8.01	$8.33
Net investment income[2]	0.13	0.28	0.30	0.32	0.34	0.34
Net realized and unrealized gain (loss) on investments	—[3]	0.94	(0.58)	0.14	(0.06)	(0.28)
Total from investment operations	0.13	1.22	(0.28)	0.46	0.28	0.06
Less distributions
From net investment income	(0.12)	(0.28)	(0.33)	(0.33)	(0.36)	(0.38)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions	(0.12)	(0.28)	(0.46)	(0.33)	(0.36)	(0.38)
Net asset value, end of period	$8.27	$8.26	$7.32	$8.06	$7.93	$8.01
Total return (%)[4,5]	1.63[6]	16.83	(3.80)	5.99	3.55	0.76
Ratios and supplemental data
Net assets, end of period (in millions)	$134	$125	$107	$111	$117	$133
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[7]	1.03	1.06	1.07	1.05	1.00
Expenses including reductions	0.87[7]	0.89	0.92	0.93	0.91	0.89
Net investment income	3.09[7]	3.48	3.79	4.10	4.31	4.24
Portfolio turnover (%)	19	34	52	41	8	27

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$8.26	$7.32	$8.06	$7.93	$8.01	$8.33
Net investment income[2]	0.10	0.22	0.24	0.26	0.29	0.28
Net realized and unrealized gain (loss) on investments	—[3]	0.94	(0.58)	0.14	(0.07)	(0.28)
Total from investment operations	0.10	1.16	(0.34)	0.40	0.22	—
Less distributions
From net investment income	(0.09)	(0.22)	(0.27)	(0.27)	(0.30)	(0.32)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions	(0.09)	(0.22)	(0.40)	(0.27)	(0.30)	(0.32)
Net asset value, end of period	$8.27	$8.26	$7.32	$8.06	$7.93	$8.01
Total return (%)[4,5]	1.25[6]	15.96	(4.52)	5.20	2.78	0.00
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$15	$20	$29	$35	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73[7]	1.78	1.81	1.82	1.80	1.75
Expenses including reductions	1.62[7]	1.64	1.67	1.68	1.66	1.64
Net investment income	2.34[7]	2.75	3.04	3.35	3.56	3.50
Portfolio turnover (%)	19	34	52	41	8	27

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
24	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$8.27	$7.33	$8.07	$7.94	$8.02	$7.91
Net investment income[3]	0.13	0.29	0.31	0.33	0.36	0.12
Net realized and unrealized gain (loss) on investments	0.02	0.94	(0.58)	0.14	(0.07)	0.10
Total from investment operations	0.15	1.23	(0.27)	0.47	0.29	0.22
Less distributions
From net investment income	(0.13)	(0.29)	(0.34)	(0.34)	(0.37)	(0.11)
From net realized gain	—	—	(0.13)	—	—	—
Total distributions	(0.13)	(0.29)	(0.47)	(0.34)	(0.37)	(0.11)
Net asset value, end of period	$8.29	$8.27	$7.33	$8.07	$7.94	$8.02
Total return (%)[4]	1.83[5]	16.99	(3.65)	6.15	3.71	2.84[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$15	$13	$13	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[6]	0.78	0.81	0.82	0.80	0.73[6]
Expenses including reductions	0.72[6]	0.74	0.77	0.78	0.76	0.73[6]
Net investment income	3.22[6]	3.62	3.94	4.23	4.47	4.96[6]
Portfolio turnover (%)	19	34	52	41	8	27[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$8.28	$7.34	$8.08	$7.94	$8.08
Net investment income[3]	0.14	0.29	0.32	0.33	0.28
Net realized and unrealized gain (loss) on investments	—[4]	0.94	(0.59)	0.16	(0.14)
Total from investment operations	0.14	1.23	(0.27)	0.49	0.14
Less distributions
From net investment income	(0.13)	(0.29)	(0.34)	(0.35)	(0.28)
From net realized gain	—	—	(0.13)	—	—
Total distributions	(0.13)	(0.29)	(0.47)	(0.35)	(0.28)
Net asset value, end of period	$8.29	$8.28	$7.34	$8.08	$7.94
Total return (%)[5]	1.72[6]	17.01	(3.61)	6.31	1.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[7]	0.75	0.78	0.79	0.77[7]
Expenses including reductions	0.69[7]	0.71	0.74	0.75	0.73[7]
Net investment income	3.25[7]	3.66	3.98	4.27	4.52[7]
Portfolio turnover (%)	19	34	52	41	8[8]

[1]	Six months ended 11-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
26	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$168,390,345	—	$168,390,345	—
Corporate bonds	502,863	—	502,863	—
Short-term investments	12,039,496	$12,039,496	—	—
Total investments in securities	$180,932,704	$12,039,496	$168,893,208	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated
28	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $1,903.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, the fund has a short-term capital loss carryforward of $63,745 available to offset future net realized capital gains. This carryforward does not expire.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	29

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.5900% of the first $75 million of the fund’s average daily net assets, (b) 0.5200% of the next $75 million of the fund’s average daily net assets, (c) 0.4600% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4400% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4100% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$7,445
Class C	818
Class I	1,054
Class	Expense reduction
Class R6	$152
Total	$9,469

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.53% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at
30	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $65,483 and $6,984 for Class A and Class C shares, respectively, for the six months ended November 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $61,956 for the six months ended November 30, 2021. Of this amount, $9,130 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $52,826 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, CDSCs received by the Distributor amounted to $364 and $143 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$163,707	$27,306
Class C	69,840	2,914
Class I	—	4,280
Class R6	—	127
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	31

Class	Distribution and service fees	Transfer agent fees
Total	$233,547	$34,627
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,873,186	$15,548,868	2,540,670	$20,064,197
Distributions reinvested	223,194	1,849,557	486,961	3,869,965
Repurchased	(978,581)	(8,108,663)	(2,485,224)	(19,623,934)
Net increase	1,117,799	$9,289,762	542,407	$4,310,228
Class B shares
Sold	—	—	18	$140
Distributions reinvested	—	—	669	5,178
Repurchased	—	—	(96,817)	(747,058)
Net decrease	—	—	(96,130)	$(741,740)
Class C shares
Sold	66,405	$550,066	136,999	$1,085,234
Distributions reinvested	18,653	154,671	57,680	456,498
Repurchased	(249,428)	(2,074,324)	(1,122,789)	(8,798,617)
Net decrease	(164,370)	$(1,369,587)	(928,110)	$(7,256,885)
Class I shares
Sold	1,553,537	$12,935,890	509,759	$4,052,174
Distributions reinvested	38,617	320,220	64,389	512,640
Repurchased	(195,017)	(1,616,907)	(448,139)	(3,563,317)
Net increase	1,397,137	$11,639,203	126,009	$1,001,497
Class R6 shares
Sold	135,661	$1,129,449	104,705	$820,354
Distributions reinvested	5,480	45,477	9,693	77,220
Repurchased	(18,444)	(152,477)	(82,061)	(649,007)
Net increase	122,697	$1,022,449	32,337	$248,567
Total net increase (decrease)	2,473,263	$20,581,827	(323,487)	$(2,438,333)
Affiliates of the fund owned 9% of shares of R6 on November 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
32	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$447,566
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $44,114,958 and $31,433,395, respectively, for the six months ended November 30, 2021.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,203,336	$3,704,236	$43,144,941	$(34,809,814)	$656	$(523)	$975	—	$12,039,496
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-24, 2021 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
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(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board also noted that the fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader
36	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	37

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.
38	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	39

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
40	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949182	59SA 11/21
1/2022

Semiannual report
John Hancock
Tax-Free Bond Fund
Fixed income
November 30, 2021

A message to shareholders
Dear shareholder,
The fixed-income markets grew increasingly volatile during the six months ended November 30, 2021. One factor was rising inflation; the 12-month inflation rate in the United States and eurozone reached 30-year highs, and inflation generally rose across Asia as well. Persistently high inflation led to expectations that central banks around the world will reduce or eliminate their accommodative policies sooner than expected.
Another factor was the spread of new, more-transmissible COVID-19 variants, including Delta and Omicron, that created uncertainty about global economic growth going forward. In this environment, global bond yields generally moved higher, led by short- and intermediate-term yields as investors began to price in changing central bank policies.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
26	Financial statements
29	Financial highlights
33	Notes to financial statements
42	Evaluation of advisory and subadvisory agreements by the Board of Trustees
49	More information
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2021 (%)

The Bloomberg Municipal Bond Index, formerly known as Bloomberg Barclays Municipal Bond Index, tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2021 (% of total investments)

QUALITY COMPOSITION AS OF 11/30/2021 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-21 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

SECTOR COMPOSITION AS OF 11/30/2021 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-21	as of 11-30-21	as of 11-30-21
Class A	0.04	3.45	3.42	-3.40	18.49	39.95	0.76	0.65	1.28
Class C	2.39	3.52	3.06	-0.68	18.90	35.24	0.05	-0.06	0.08
Class I1,2	4.32	4.49	3.93	0.77	24.55	47.07	0.94	0.93	1.59
Class R6[1,2]	4.36	4.46	3.92	0.79	24.38	46.87	0.97	0.96	1.64
Index††	1.97	4.38	3.90	0.56	23.91	46.65	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.93	1.68	0.68	0.65
Net (%)	0.82	1.57	0.67	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Municipal Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	11-30-11	13,524	13,524	14,665
Class I1,2	11-30-11	14,707	14,707	14,665
Class R6[1,2]	11-30-11	14,687	14,687	14,665
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Municipal Bond Index, formerly known as Bloomberg Barclays Municipal Bond Index, tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2021, with the same investment held until November 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2021	Ending value on 11-30-2021	Expenses paid during period ended 11-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,005.90	$4.02	0.80%
	Hypothetical example	1,000.00	1,021.10	4.05	0.80%
Class C	Actual expenses/actual returns	1,000.00	1,003.20	7.78	1.55%
	Hypothetical example	1,000.00	1,017.30	7.84	1.55%
Class I	Actual expenses/actual returns	1,000.00	1,007.70	3.27	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class R6	Actual expenses/actual returns	1,000.00	1,007.90	3.12	0.62%
	Hypothetical example	1,000.00	1,022.00	3.14	0.62%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
8	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.0%				$505,471,345
(Cost $467,363,846)
Alabama 0.2%				1,172,134
Southeast Energy Authority A Cooperative District Commodity Supply Revenue Alabama Project No. 1, Series A	4.000	11-01-51	1,000,000	1,172,134
Alaska 0.9%				4,450,436
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,527,693
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,353,113
Northern Tobacco Securitization Corp. Tobacco Settlement Revenue, Series B-1, Class 2	4.000	06-01-50	500,000	569,630
Arizona 1.6%				7,791,068
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,204,598
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	530,414
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,276,014
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,247,351
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	4.000	09-01-37	515,000	619,241
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	5.000	09-01-36	700,000	913,450
California 7.3%				36,761,897
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,147,484
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,055,182
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,816,915
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,183,642
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,120,655
California State Public Works Board Lease Revenue, Series A (B)	5.000	08-01-26	1,500,000	1,763,822
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,117,480
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	$2,055,273
County of Sacramento Airport System Revenue	4.000	07-01-39	1,900,000	2,255,197
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	1,285,000	1,330,456
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,064,923
Mount Diablo Unified School District Series B, GO (B)	4.000	06-01-37	1,625,000	1,930,646
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,601,163
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,819,837
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,091,636
San Diego Unified School District Series I, GO (C)	3.579	07-01-39	1,250,000	667,508
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,710,068
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	5,030,010
Colorado 3.8%				18,888,614
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,316,675
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-37	500,000	581,581
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-47	1,125,000	1,296,019
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,856,663
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,804,223
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,378,615
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (C)	7.048	12-01-37	5,000,000	1,654,838
Connecticut 1.3%				6,617,908
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M (B)	4.000	07-01-42	2,000,000	2,306,320
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,806,056
10	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	$1,252,780
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,252,752
Delaware 0.6%				2,765,837
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,432,195
Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,333,642
District of Columbia 2.2%				11,082,543
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,994,512
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	1,550,000	1,703,818
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(C)	2.022	10-01-33	6,565,000	5,162,342
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,221,871
Florida 5.6%				28,109,930
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc., Project (B)	4.000	10-01-40	1,250,000	1,354,340
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,235,122
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,131,311
City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,252,092
County of Lee Airport Revenue Series A, AMT	5.000	10-01-32	2,750,000	3,606,356
County of Miami-Dade Seaport Department Series A-1, AMT (A)	4.000	10-01-45	1,000,000	1,178,755
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,414,862
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,748,463
Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,718,103
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,782,092
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,907,476
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,024,731
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences of Boca Raton (B)	4.000	06-01-26	300,000	$318,379
Polk County Industrial Development Authority Mineral Development LLC, AMT (D)	5.875	01-01-33	750,000	938,294
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	450,000	499,554
Georgia 3.4%				16,990,412
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	500,000	500,253
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (D)	4.000	01-01-38	1,000,000	1,126,777
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,205,900
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	2,029,344
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,204,715
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,280,800
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,678,984
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,963,639
Guam 0.2%				1,100,642
Guam International Airport Authority General, Series C, AMT (A)	6.125	10-01-43	180,000	196,322
Guam International Airport Authority General, Series C, AMT, Prerefunded (A)	6.125	10-01-43	820,000	904,320
Hawaii 0.1%				607,625
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	607,625
Illinois 10.7%				53,437,944
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,666,622
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,235,651
Chicago Board of Education Dedicated Revenues, Series A, GO	5.000	12-01-34	1,000,000	1,260,894
Chicago O’Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,105,732
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,799,754
12	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago O’Hare International Airport Series D	5.250	01-01-42	3,670,000	$4,410,211
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,238,484
City of Chicago Series A, GO	5.000	01-01-33	540,000	541,668
City of Chicago Series A, GO	5.250	01-01-35	1,000,000	1,008,320
City of Chicago Series C, GO	5.000	01-01-22	1,555,000	1,560,818
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,370,055
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	536,606
Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	1,085,180
Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	40,758
Illinois Finance Authority Advocate Health Care Network, Prerefunded	4.000	06-01-47	1,895,000	1,930,908
Illinois State Toll Highway Authority Highway Revenue Tolls, Series A	5.000	01-01-45	2,000,000	2,530,300
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,346,987
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(C)	0.497	01-01-22	2,440,000	2,438,926
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A (B)	4.000	12-15-47	1,000,000	1,132,540
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	881,331
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,105,558
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,270,437
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,791,898
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	2,155,800
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,400,365
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	2,305,747
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,133,792
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,077,126
State of Illinois, GO	5.500	07-01-38	1,000,000	1,075,476
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Indiana 0.1%				$236,591
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (D)	7.000	03-01-39	250,000	236,591
Kentucky 1.4%				7,018,294
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,520,054
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	556,172
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	690,025
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	667,295
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A (B)	5.000	07-01-31	1,000,000	1,295,063
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A (B)	5.000	07-01-32	1,000,000	1,289,685
Louisiana 1.8%				9,075,345
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,158,616
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	778,457
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,958,405
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,228,375
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	589,775
St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,221,391
St. James Parish Nustar Logistics LP Project (D)	5.850	08-01-41	1,000,000	1,140,326
Maryland 1.2%				5,895,788
County of Howard Series A, GO	4.000	08-15-39	1,000,000	1,213,784
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,143,345
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,132,168
University System of Maryland Auxiliary Facility & Tuition Revenue, Series A	4.000	04-01-47	2,000,000	2,406,491
14	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 5.5%				$27,476,083
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,856,604
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,208,739
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,535,824
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,830,515
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (D)	5.000	10-01-47	2,060,000	2,224,804
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,065,409
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,757,202
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,106,894
Massachusetts Educational Financing Authority Education Issue K Senior, Series A, AMT	3.625	07-01-32	105,000	107,395
Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	385,262
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	2,234,395
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,505,000	1,519,089
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,240,678
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,218,921
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,184,352
Michigan 2.8%				14,041,927
City of Detroit, GO	5.000	04-01-24	300,000	326,319
City of Detroit, GO	5.000	04-01-26	660,000	758,237
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,721,279
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,102,636
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,734,296
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	631,721
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,238,195
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	276,945
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	$1,593,295
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,659,004
Minnesota 0.5%				2,610,630
Minnesota Housing Finance Agency Series A	2.950	02-01-46	1,105,089	1,131,265
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,479,365
Mississippi 0.8%				3,845,256
Mississippi Business Finance Corp. System Energy Resources, Inc., Project	2.375	06-01-44	1,595,000	1,532,775
Mississippi Development Bank Magnolia Regional Health Center Project (D)	4.000	10-01-41	1,000,000	1,077,692
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,234,789
Nevada 0.2%				1,205,633
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,205,633
New Jersey 4.2%				20,910,281
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,737,677
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,301,263
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	2,002,433
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,174,804
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,649,829
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,549,747
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,224,622
New Jersey Transportation Trust Fund Authority Transportation System, Series A (B)	4.000	06-15-40	1,000,000	1,154,936
New Jersey Transportation Trust Fund Authority Transportation System, Series A (B)	4.000	06-15-41	1,000,000	1,151,365
New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(C)	1.888	12-15-31	750,000	619,889
State of New Jersey Covid-19 Emergency, Series A, GO	4.000	06-01-32	1,000,000	1,243,071
State of New Jersey Covid-19 Emergency, Series A, GO	5.000	06-01-26	1,000,000	1,185,623
16	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	$2,915,022
New Mexico 0.6%				3,137,843
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,137,843
New York 11.3%				56,659,599
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	2,008,700
City of New York Series C, GO	4.000	08-01-36	1,500,000	1,797,889
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,149,360
Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,484,552
Metropolitan Transportation Authority Green Bond, Series C-1 (A)	4.000	11-15-46	2,300,000	2,673,349
Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,469,404
Metropolitan Transportation Authority New York Refunding, Series D	5.000	11-15-30	500,000	520,535
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	2,250,000	2,491,762
New York City Industrial Development Agency Yankee Stadium Project Pilot (A)	5.000	03-01-28	350,000	433,360
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,300,178
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	417,696
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	294,906
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	386,499
New York City Transitional Finance Authority Series A-3	4.000	05-01-41	3,000,000	3,511,110
New York City Water & Sewer System Series FF	5.000	06-15-41	3,025,000	3,884,919
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,011,635
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,012,501
New York Liberty Development Corp. World Trade Center, Class 2-3 (D)	5.150	11-15-34	2,500,000	2,778,686
New York Power Authority Series A	4.000	11-15-45	500,000	590,667
New York State Dormitory Authority Garnet Health Medical Center (D)	5.000	12-01-40	1,000,000	1,130,980
New York State Dormitory Authority Personal Income Tax Revenue, Series A	4.000	03-15-37	1,000,000	1,196,636
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority Teachers College (B)	4.000	07-01-46	750,000	$859,823
New York State Environmental Facilities Corp. Series A	4.000	06-15-46	1,225,000	1,364,704
New York Transportation Development Corp. American Airlines, Inc., AMT	2.250	08-01-26	500,000	517,757
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	2,246,430
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,762,449
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	525,470
New York Transportation Development Corp. Special Facility Revenue, AMT	4.000	12-01-42	600,000	679,800
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-24	1,000,000	1,121,980
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-25	1,000,000	1,153,210
Niagara Area Development Corp. Covanta Project, Series A, AMT (D)	4.750	11-01-42	1,500,000	1,560,024
Port Authority of New York & New Jersey Consolidated Bonds, Series 198	5.250	11-15-56	3,000,000	3,590,110
Port Authority of New York & New Jersey Consolidated Bonds, Series 222	4.000	07-15-38	1,000,000	1,196,336
Triborough Bridge & Tunnel Authority New York Payroll Mobility, Series A-1	4.000	05-15-46	250,000	296,023
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	585,035
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	637,116
Westchester County Local Development Corp. Purchase Senior Learning Community Inc., Project, Series B	3.600	07-01-29	2,000,000	2,018,008
Ohio 3.7%				18,623,814
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	1,050,685
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,261,020
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	1,164,761
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,089,494
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,762,066
18	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	$1,133,333
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	2,059,674
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,552,351
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (D)	4.250	01-15-38	1,000,000	1,141,969
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	844,968
State of Ohio Portsmouth Bypass Project, AMT	5.000	06-30-53	1,410,000	1,563,493
Oklahoma 1.5%				7,417,685
Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,514,826
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,639,710
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,136,880
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,126,269
Oregon 1.2%				5,834,565
City of Forest Grove Pacific University, Series 2022-A (B)	4.000	05-01-34	840,000	953,263
City of Forest Grove Pacific University, Series 2022-A (B)	4.000	05-01-37	635,000	718,665
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,218,921
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,943,716
Pennsylvania 3.4%				16,756,851
Allegheny County Airport Authority Series A, AMT	5.000	01-01-56	2,000,000	2,474,780
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	593,786
Berks County Industrial Development Authority Tower Health Project	5.000	11-01-47	1,390,000	1,544,240
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	1,479,918
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,196,589
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,429,577
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	998,398
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series A	5.000	12-01-44	1,000,000	1,249,573
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	$1,836,218
Philadelphia Gas Works Company 1998 General Ordinance	5.000	08-01-47	2,500,000	2,953,772
Puerto Rico 2.9%				14,670,704
Puerto Rico Public Buildings Authority Government Facilities, Series S-PSA (E)	6.000	07-01-41	2,500,000	2,781,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	2.291	07-01-31	2,843,000	2,281,022
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,183,034
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.505	07-01-46	985,000	328,156
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,324,000	1,497,204
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,000,000	3,360,023
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	2,000,000	2,240,015
Rhode Island 0.5%				2,505,172
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,505,172
South Carolina 0.2%				1,036,495
South Carolina Jobs-Economic Development Authority Green Bond Last Step Recycling Project, Series A, AMT (D)	6.250	06-01-40	1,000,000	1,036,495
Tennessee 1.4%				7,233,754
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,406,518
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,240,756
Tennessee Energy Acquisition Corp. Commodity Project Revenue, Series A	5.000	05-01-52	2,000,000	2,586,480
Texas 9.6%				47,781,214
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	579,134
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	579,134
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,236,059
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,216,349
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,191,737
20	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	4,400,000	$5,240,188
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	1,315,000	1,393,284
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,278,700
County of Collin, GO	3.000	02-15-38	1,000,000	1,096,163
County of Collin, GO	3.000	02-15-39	1,000,000	1,093,999
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,455,196
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,341,541
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	600,900
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	1,095,876
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-32	175,000	205,567
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	445,516
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,179,988
Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	501,653
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,938,564
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,926,321
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,763,311
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	626,813
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-32	300,000	395,538
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,399,683
Utah 1.8%				8,958,288
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,389,783
County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,176,369
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	716,315
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-29	600,000	$710,248
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-31	460,000	544,237
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-44	500,000	582,014
Utah Infrastructure Agency Telecommunications & Franchise Tax Revenue	4.000	10-15-48	500,000	579,351
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,259,971
Virgin Islands 0.1%				501,289
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	501,289
Virginia 1.6%				8,180,142
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,894,435
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,184,926
Virginia College Building Authority Educational Facilities Revenue 21st Century College and Equipment Program, Series A	3.000	02-01-41	2,000,000	2,209,422
Virginia Small Business Financing Authority LifeSpire of Virginia, Inc.	4.000	12-01-51	1,000,000	1,109,609
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,781,750
Washington 2.5%				12,658,990
City of Bellevue Forward Delivery, GO (B)	4.000	12-01-40	1,250,000	1,497,609
City of Bellevue Forward Delivery, GO (B)	4.000	12-01-42	1,450,000	1,729,447
City of Bellevue Forward Delivery, GO (B)	4.000	12-01-43	1,000,000	1,189,260
City of Seattle Series A, GO	4.000	12-01-38	885,000	1,086,585
Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,200,220
Lakewood Water District Series B	3.125	12-01-48	2,420,000	2,593,193
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,211,714
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	992,991	1,150,962
West Virginia 0.5%				2,292,223
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	2,000,000	2,292,223
22	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin 1.8%				$9,129,899
Milwaukee Metropolitan Sewerage District Green Bond, Series A, GO	3.000	10-01-35	1,500,000	1,681,030
Public Finance Authority Mary’s Woods at Marylhurst (D)	5.250	05-15-47	1,015,000	1,107,678
Public Finance Authority Rose Villa Project, Series A (D)	5.000	11-15-24	600,000	633,146
Public Finance Authority Rose Villa Project, Series A (D)	5.750	11-15-44	1,000,000	1,077,432
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,236,875
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	348,087
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (B)	4.000	09-15-41	500,000	524,792

Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc. (B)	4.000	09-15-45	500,000	520,859
Corporate bonds 0.4%				$1,776,900
(Cost $1,772,858)
Health care 0.4%				1,776,900
Health care providers and services 0.4%
Tower Health	4.451	02-01-50	2,000,000	1,776,900

	Yield (%)	Shares	Value
Short-term investments 1.7%			$8,492,491
(Cost $8,492,754)
Short-term funds 1.7%
John Hancock Collateral Trust (F)	0.0000(G)	848,816	8,492,491

Total investments (Cost $477,629,458) 103.1%			$515,740,736
Other assets and liabilities, net (3.1%)			(15,328,159)
Total net assets 100.0%			$500,412,577

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	23

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 11-30-21.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.3
National Public Finance Guarantee Corp.	1.6
Assured Guaranty Corp.	1.4
Ambac Financial Group, Inc.	0.4
California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	8.2
24	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Mar 2022	$(58,133,556)	$(58,865,625)	$(732,069)
						$(732,069)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-21, the aggregate cost of investments for federal income tax purposes was $475,499,400. Net unrealized appreciation aggregated to $39,509,267, of which $40,631,213 related to gross unrealized appreciation and $1,121,946 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	25

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $469,136,704)	$507,248,245
Affiliated investments, at value (Cost $8,492,754)	8,492,491
Total investments, at value (Cost $477,629,458)	515,740,736
Collateral held at broker for futures contracts	800,000
Interest receivable	5,745,517
Receivable for fund shares sold	579,540
Receivable for delayed delivery securities sold	584,745
Receivable from affiliates	1,195
Other assets	61,571
Total assets	523,513,304
Liabilities
Payable for futures variation margin	239,030
Distributions payable	97,423
Payable for delayed delivery securities purchased	22,080,278
Payable for fund shares repurchased	488,248
Payable to affiliates
Accounting and legal services fees	24,770
Transfer agent fees	16,849
Distribution and service fees	11,947
Trustees’ fees	250
Other liabilities and accrued expenses	141,932
Total liabilities	23,100,727
Net assets	$500,412,577
Net assets consist of
Paid-in capital	$461,968,117
Total distributable earnings (loss)	38,444,460
Net assets	$500,412,577

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($449,150,400 ÷ 44,596,029 shares)[1]	$10.07
Class C ($14,549,677 ÷ 1,444,879 shares)[1]	$10.07
Class I ($21,900,356 ÷ 2,170,975 shares)	$10.09
Class R6 ($14,812,144 ÷ 1,468,088 shares)	$10.09
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
26	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-21 (unaudited)

Investment income
Interest	$8,285,249
Dividends from affiliated investments	727
Total investment income	8,285,976
Expenses
Investment management fees	1,374,632
Distribution and service fees	640,190
Accounting and legal services fees	42,397
Transfer agent fees	102,013
Trustees’ fees	3,880
Custodian fees	39,079
State registration fees	41,993
Printing and postage	13,133
Professional fees	26,790
Other	14,670
Total expenses	2,298,777
Less expense reductions	(257,856)
Net expenses	2,040,921
Net investment income	6,245,055
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,077,700
Affiliated investments	(546)
Futures contracts	503,413
3,580,567
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,946,021)
Affiliated investments	(430)
Futures contracts	(636,345)
(6,582,796)
Net realized and unrealized loss	(3,002,229)
Increase in net assets from operations	$3,242,826
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	27

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-21 (unaudited)	Year ended 5-31-21
Increase (decrease) in net assets
From operations
Net investment income	$6,245,055	$13,312,420
Net realized gain	3,580,567	7,194,054
Change in net unrealized appreciation (depreciation)	(6,582,796)	22,390,313
Increase in net assets resulting from operations	3,242,826	42,896,787
Distributions to shareholders
From earnings
Class A	(6,233,144)	(12,496,467)
Class B	—	(6,309)[1]
Class C	(150,955)	(448,632)
Class I	(280,026)	(493,190)
Class R6	(198,903)	(318,048)
Total distributions	(6,863,028)	(13,762,646)
From fund share transactions	8,304,006	(3,252,446)
Total increase	4,683,804	25,881,695
Net assets
Beginning of period	495,728,773	469,847,078
End of period	$500,412,577	$495,728,773

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.
28	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.14	$9.55	$9.83	$9.65	$9.85	$10.18
Net investment income[2]	0.13	0.27	0.29	0.34	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.06)	0.60	(0.28)	0.18	(0.19)	(0.33)
Total from investment operations	0.07	0.87	0.01	0.52	0.16	0.03
Less distributions
From net investment income	(0.14)	(0.28)	(0.29)	(0.34)	(0.36)	(0.36)
Net asset value, end of period	$10.07	$10.14	$9.55	$9.83	$9.65	$9.85
Total return (%)[3,4]	0.59[5]	9.34	0.09	5.55	1.62	0.34
Ratios and supplemental data
Net assets, end of period (in millions)	$449	$450	$417	$439	$460	$505
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.93	0.93	0.93	0.92	0.92
Expenses including reductions	0.80[6]	0.82	0.82	0.83	0.81	0.81
Net investment income	2.51[6]	2.75	2.97	3.52	3.60	3.58
Portfolio turnover (%)	8	20	54	33	11	26

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	29

CLASS C SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.14	$9.55	$9.83	$9.65	$9.85	$10.18
Net investment income[2]	0.09	0.20	0.22	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.06)	0.60	(0.28)	0.19	(0.20)	(0.32)
Total from investment operations	0.03	0.80	(0.06)	0.45	0.08	(0.04)
Less distributions
From net investment income	(0.10)	(0.21)	(0.22)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$10.07	$10.14	$9.55	$9.83	$9.65	$9.85
Total return (%)[3,4]	0.32[5]	8.42	(0.65)	4.76	0.86	(0.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$15	$27	$33	$39	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66[6]	1.68	1.68	1.68	1.67	1.67
Expenses including reductions	1.55[6]	1.57	1.57	1.58	1.56	1.56
Net investment income	1.76[6]	2.02	2.23	2.77	2.85	2.82
Portfolio turnover (%)	8	20	54	33	11	26

[1]	Six months ended 11-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
30	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[2]
Per share operating performance
Net asset value, beginning of period	$10.16	$9.57	$9.84	$9.66	$9.86	$9.70
Net investment income[3]	0.14	0.29	0.31	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	(0.06)	0.60	(0.27)	0.19	(0.20)	0.15
Total from investment operations	0.08	0.89	0.04	0.54	0.17	0.27
Less distributions
From net investment income	(0.15)	(0.30)	(0.31)	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$10.09	$10.16	$9.57	$9.84	$9.66	$9.86
Total return (%)[4]	0.77[5]	9.38	0.35	5.71	1.77	2.81[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$18	$15	$13	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[6]	0.68	0.68	0.68	0.67	0.65[6]
Expenses including reductions	0.65[6]	0.67	0.67	0.68	0.66	0.65[6]
Net investment income	2.66[6]	2.90	3.13	3.66	3.74	4.05[6]
Portfolio turnover (%)	8	20	54	33	11	26[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	31

CLASS R6 SHARES Period ended	11-30-21[1]	5-31-21	5-31-20	5-31-19	5-31-18[2]
Per share operating performance
Net asset value, beginning of period	$10.16	$9.57	$9.85	$9.67	$9.90
Net investment income[3]	0.14	0.29	0.31	0.35	0.28
Net realized and unrealized gain (loss) on investments	(0.06)	0.60	(0.28)	0.19	(0.23)
Total from investment operations	0.08	0.89	0.03	0.54	0.05
Less distributions
From net investment income	(0.15)	(0.30)	(0.31)	(0.36)	(0.28)
Net asset value, end of period	$10.09	$10.16	$9.57	$9.85	$9.67
Total return (%)[4]	0.79[5]	9.42	0.28	5.74	0.55[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$12	$9	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[6]	0.65	0.65	0.65	0.64[6]
Expenses including reductions	0.62[6]	0.64	0.64	0.64	0.63[6]
Net investment income	2.69[6]	2.92	3.14	3.69	3.81[6]
Portfolio turnover (%)	8	20	54	33	11[7]

[1]	Six months ended 11-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
32	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
On December 9, 2021, the Board of Trustees approved that the name of the fund will change to John Hancock Municipal Opportunities Fund. This name change will be effective on January 10, 2022.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	33

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$505,471,345	—	$505,471,345	—
Corporate bonds	1,776,900	—	1,776,900	—
Short-term investments	8,492,491	$8,492,491	—	—
Total investments in securities	$515,740,736	$8,492,491	$507,248,245	—
Derivatives:
Liabilities
Futures	$(732,069)	$(732,069)	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
34	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2021, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2021 were $2,280.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, the fund has a short-term capital loss carryforward of $4,989,424 available to offset future net realized capital gains. This carryforward does not expire.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	35

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2021, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $58.9 million to $60.1 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(732,069)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
36	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$503,413
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(636,345)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	37

For the six months ended November 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,009
Class C	732
Class I	938
Class	Expense reduction
Class R6	$660
Total	$24,339

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2021, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2021, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $225,998 and $7,519 for Class A and Class C shares, respectively, for the six months ended November 30, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $113,837 for the six months ended November 30, 2021. Of this amount, $16,036 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $97,801 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2021, CDSCs received by the Distributor amounted to $2,713 for Class A. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
38	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$564,995	$94,260
Class C	75,195	3,137
Class I	—	4,021
Class R6	—	595
Total	$640,190	$102,013
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2021 and for the year ended May 31, 2021 were as follows:
	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,958,937	$19,825,417	4,588,023	$45,551,148
Distributions reinvested	555,263	5,613,107	1,125,137	11,195,290
Repurchased	(2,253,798)	(22,784,583)	(5,059,105)	(50,393,259)
Net increase	260,402	$2,653,941	654,055	$6,353,179
Class B shares
Distributions reinvested	—	—	519	$5,094
Repurchased	—	—	(107,434)	(1,051,196)
Net decrease	—	—	(106,915)	$(1,046,102)
Class C shares
Sold	90,355	$915,340	84,642	$843,820
Distributions reinvested	14,509	146,645	43,573	432,054
Repurchased	(177,995)	(1,802,136)	(1,481,914)	(14,689,807)
Net decrease	(73,131)	$(740,151)	(1,353,699)	$(13,413,933)
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	39

	Six Months Ended 11-30-21		Year Ended 5-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	460,388	$4,649,988	644,176	$6,473,950
Distributions reinvested	27,056	273,911	48,464	483,191
Repurchased	(125,689)	(1,274,917)	(449,504)	(4,482,534)
Net increase	361,755	$3,648,982	243,136	$2,474,607
Class R6 shares
Sold	380,846	$3,863,014	431,976	$4,300,811
Distributions reinvested	19,647	198,855	31,849	317,688
Repurchased	(130,537)	(1,320,635)	(225,297)	(2,238,696)
Net increase	269,956	$2,741,234	238,528	$2,379,803
Total net increase (decrease)	818,982	$8,304,006	(324,895)	$(3,252,446)
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$582,389
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $61,524,446 and $37,803,402, respectively, for the six months ended November 30, 2021.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	848,816	$8,078,966	$44,937,538	$(44,523,037)	$(546)	$(430)	$727	—	$8,492,491
40	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT

Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	41

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred telephonic1o as the Agreements. Prior to the June 22-24, 2021  meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 25-26, 2021. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 22-24, 2021, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
42	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	43

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2020. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median relative to the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board took into account management’s discussion of the reasons for the fund’s recent underperformance relative to the peer group. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were higher than the peer group median.
44	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	45

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
46	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	47

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
48	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*,1
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
1 Retired effective 12-31-21
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	49

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1949206	52SA 11/21
1/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 7, 2022
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 7, 2022